Other Balance Sheet Accounts - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	Jan. 31, 2016	Jan. 31, 2015
Payables and Accruals [Abstract]
Accounts payable	$ 71,481	$ 95,537
Accrued compensation	554,502	457,102
Accrued other liabilities	447,729	321,032
Accrued income and other taxes payable	205,781	184,844
Accrued professional costs	33,814	16,889
Customer liability, current (2)	6,558	13,084
Accrued rent	14,071	14,847
Financing obligation, building in progress-leased facility, current	15,402	0
Accrued expenses and other current liabilities	$ 1,349,338	$ 1,103,335